Mobile Financial Services activities - Financial assets and liabilities - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Mobile Financial Services activities
Non-current financial assets related to Mobile Financial Services activities	€ 297	€ 656	€ 900
Non-current financial assets	1,036	977	950
Non-current derivatives assets	956	1,458	683
Current financial assets related to Mobile Financial Services activities	3,184	2,742	2,381
Current financial assets	2,713	4,541	2,313
Current derivatives assets	37	112	7
Cash and cash equivalents	5,618	6,004	8,621	€ 8,145	€ 427
Total financial assets	13,841	16,489	15,855
Non-current financial liabilities	30,535	31,930	31,922
Non-current derivatives liabilities	225	397	220
Current financial liabilities related to Mobile Financial Services activities	3,073	3,034	3,161
Current financial liabilities	5,451	4,702	3,421
Current derivatives liabilities	40	51	124
Total financial liabilities	39,396	40,196	38,848
Orange Bank Operating Segment Member | Operating segments
Mobile Financial Services activities
Non-current financial liabilities	100	110	27
Telecom activities and Mobile Financial Services [member] | Elimination of intersegment amounts
Mobile Financial Services activities
Non-current financial assets	(27)	(27)	(27)
Current financial assets related to Mobile Financial Services activities	(7)	(6)	(4)
Total financial assets	(35)	(33)	(32)
Current financial liabilities	(7)
Total financial liabilities	(35)	(33)	(32)
Mobile Financial Services, operating segment [member]
Mobile Financial Services activities
Non-current financial assets related to Mobile Financial Services activities	367	772	900
Current financial liabilities related to Mobile Financial Services activities	3,074	3,034	3,161
Mobile Financial Services, operating segment [member] | Operating segments
Mobile Financial Services activities
Non-current financial assets related to Mobile Financial Services activities	297	656	900
Non-current derivatives assets	70	116
Current financial assets related to Mobile Financial Services activities	3,192	2,747	2,385
Cash and cash equivalents	113	158	433	254	177
Total financial assets	3,672	3,677	3,719
Non-current derivatives liabilities	19	62	59
Current financial liabilities related to Mobile Financial Services activities	3,073	3,034	3,161
Total financial liabilities	3,193	3,205	3,247
Telecom activities, operating segment [member] | Operating segments
Mobile Financial Services activities
Non-current financial assets	1,063	1,004	977
Non-current derivatives assets	886	1,342	682
Current financial assets	2,713	4,541	2,313
Current derivatives assets	37	112	7
Cash and cash equivalents	5,504	5,846	8,188	€ 7,891	€ 249
Total financial assets	10,204	12,846	12,168
Non-current financial liabilities	30,535
Non-current derivatives liabilities	205	335	161
Current financial liabilities	5,458
Current derivatives liabilities	40	51	124
Total financial liabilities	€ 36,238	€ 37,024	€ 35,633